Earn-out Shares	12 Months Ended
Dec. 31, 2023
Earn out Share [Abstract]
Earn-out Shares
9.
Earn-Out
Shares
In accordance with the Merger Agreement, 200,000
Earn-Out
Shares were contingently issuable to Old eFFECTOR stockholders and option holders upon the occurrence of the Triggering Event, defined within the Merger Agreement as the date on which the common stock price equals or exceeds $500.00 over at least 20 trading days out of 30 consecutive trading day period for the two-year
period following the close date of the Business Combination. The Triggering Event did not occur during the two-year
period following the close date of the Business Combination and therefore the achievement period for the earn-out
expired on August 25, 2023. As such, the Old eFFECTOR stockholders and option holders are no longer eligible to receive
Earn-Out
shares as of August 25, 2023 and the value of the
earn-out
liability is zero as of December 31, 2023. The resulting reduction in value was recorded as a gain on change in fair value of the earn-out
liability and included within the consolidated statements of operations and comprehensive loss for the year ended December 31, 2023.
As of December 31, 2022, the stockholders and option holders were eligible to receive approximately 182,422 and 17,512
Earn-Out
Shares, respectively. The fair value per share of the
Earn-Out
Shares was less than $0.01 as of December 31, 2022. The fair value was determined using a Monte Carlo simulation valuation model using a distribution of potential outcomes on a monthly basis over the earn-out
period using the most reliable information available. Assumptions used in the valuation were as follows:

December 31, 2022
Stock price	$10.69
Expected volatility	115.0%
Risk-free interest rate	4.8%
Forecast period (in years)	0.6
Cost of equity	20.0%
Old eFFECTOR Stockholders
The Company determined that the contingent obligation to issue
Earn-Out
Shares to existing Old eFFECTOR stockholders was not indexed to the Company’s stock under ASC
815-40
and therefore equity treatment was precluded. The Triggering Event that would determine the issuance of the
Earn-Out
Shares includes terms that are not solely indexed to the common stock of the Company, and as such liability classification was required. The Company estimated the fair value of the shareholder
Earn-Out
Shares at date of issuance and revalued the liability each reporting period with the changes in fair value being recorded to the consolidated statements of operations and comprehensive loss. In accordance with the Merger Agreement,
Earn-Out
Shares attributable to Old eFFECTOR option holders who discontinue providing service before the occurrence of the Triggering Event are reallocated to the remaining eligible stockholders and option holders. As the two-year
period following the close date of the Business Combination expired on August 25, 2023, the earn-out
liability of approximately $6,000 was reduced to zero during the year ended December 31, 2023 and a gain on change in fair value was recognized on the consolidated statement of operations and comprehensive loss. For the year ended December 31, 2022, there was a decrease in the earn-out
liability of $12.1 million which was recorded as a gain on change in fair value within the consolidated statement of operations and comprehensive loss.
The contingent obligation, prior to the
earn-out
expiration, to issue
Earn-Out
Shares to existing Old eFFECTOR option holders falls within the scope of ASC 718, Share-based Compensation, because the option holders were required to continue providing service until the occurrence of the Triggering Event. The fair value of the option holder
Earn-Out
Shares at the consummation date of the Business Combination was approximately $7.9 million, which was recorded as share-based compensation over the derived service period of 0.36 years following the consummation of the Business Combination. For the year ended December 31, 2022 there was approximately $0.3 million recorded in share-based compensation related to the
Earn-Out
Shares, and the derived service period was completed as of March 31, 2022, with no additional share-based compensation expense to be recorded.